T H I R D  A V E N U E

M A N A G E M E N T

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

THIRD QUARTER REPORT

JULY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for paperless delivery at www.icsdelivery.com/thirdavenue. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure. Your election to receive reports in paper will apply to all funds held with Third Avenue.

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2020 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds - 0.51%
	Oil & Gas Production & Services - 0.51%
2,400,914	Tidewater, Inc., 8.000%, due 8/1/22	$2,097,235

	Total Corporate Bonds (Cost $2,430,285)	2,097,235

Shares

Common Stocks - 93.87%
	Automotive - 7.57%
292,347	Bayerische Motoren Werke AG (Germany)	18,695,771
288,068	Daimler AG (Germany)	12,595,529

		31,291,300

	Banks - 12.40%
9,560,438	Bank of Ireland Group PLC (Ireland) (a)	19,862,710
291,492	Comerica, Inc.	11,228,272
2,243,031	Deutsche Bank AG (Germany) (a)	20,170,464

		51,261,446

	Building Products - 11.71%
846,805	Buzzi Unicem SpA (Italy)	19,266,334
224,515	Eagle Materials, Inc.	18,012,838
139,576	Mohawk Industries, Inc. (a)	11,145,144

		48,424,316

	Diversified Holding Companies - 5.85%
2,874,039	CK Hutchison Holdings, Ltd. (Cayman Islands)	18,766,902
3,318,103	Quinenco S.A. (Chile)	5,434,771

		24,201,673

	Engineering & Construction - 3.17%
692,881	Boskalis Westminster (Netherlands) (a)	13,087,802

	Forest Products & Paper - 10.29%
2,625,860	Interfor Corp. (Canada) (a)	30,484,246
433,775	Weyerhaeuser Co., REIT	12,063,282

		42,547,528

	Insurance - 3.41%
878,052	Old Republic International Corp.	14,110,296

	Metals & Mining - 15.17%
17,288,567	Capstone Mining Corp. (Canada) (a)	13,681,646

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining (continued)
5,019,166	Lundin Mining Corp. (Canada)	$28,103,882
1,313,803	Warrior Met Coal, Inc.	20,915,744

		62,701,272

	Non-U.S. Real Estate Operating Companies - 2.80%
2,088,569	CK Asset Holdings, Ltd. (Cayman Islands)	11,597,137

	Oil & Gas Production & Services - 6.94%
203,421	Drilling Co. of 1972 A/S (The) (Denmark) (a)	4,670,785
4,240,835	PGS ASA (Norway) (a)	1,512,168
1,509,953	Subsea 7, S.A. (Luxembourg) (a)	11,567,367
1,757,090	Tidewater, Inc. (a)	10,929,100

		28,679,420

	Transportation Infrastructure - 6.49%
67,993	FedEx Corp.	11,450,021
891,480	Hawaiian Holdings, Inc.	10,599,697
44,038,127	Hutchison Port Holdings Trust (Singapore)	4,775,275

		26,824,993

	U.S. Homebuilder - 2.49%
190,999	Lennar Corp., Class B	10,289,116

	U.S. Real Estate Investment Trusts - 2.81%
356,349	Macerich Co. (The)	2,718,943
258,031	Vornado Realty Trust	8,907,230

		11,626,173

	U.S. Real Estate Operating Companies - 2.77%
2,385,547	Five Point Holdings, LLC, Class A (a)	11,450,626

	Total Common Stocks (Cost $540,961,568)	388,093,098

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.00%
	Consumer Products - 0.00%
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	$—

	Total Preferred Stocks (Cost $0)	—

	Total Investment Portfolio - 94.38% (Cost $543,391,853)	390,190,333
	Other Assets less Liabilities - 5.62%	23,228,646

	NET ASSETS - 100.00%	$413,418,979

	Investor Class:
	Net assets applicable to 165,732 shares outstanding	$5,108,774

	Net asset value, offering and redemption price per share	$30.83

	Institutional Class:
	Net assets applicable to 13,230,528 shares outstanding	$407,135,002

	Net asset value, offering and redemption price per share	$30.77

	Z Class:
	Net assets applicable to 38,194 shares outstanding	$1,175,203

	Net asset value, offering and redemption price per share	$30.77

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00
At July 31, 2020, the restricted security was valued at $0.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Summary of Investments by Industry	% of Net Assets
Metals & Mining	15.17%
Banks	12.40
Building Products	11.71
Forest Products & Paper	10.29
Automotive	7.57
Oil & Gas Production & Services	7.45
Transportation Infrastructure	6.49
Diversified Holding Companies	5.85
Insurance	3.41
Engineering & Construction	3.17
U.S. Real Estate Investment Trusts	2.81
Non-U.S. Real Estate Operating Companies	2.80
U.S. Real Estate Operating Companies	2.77
U.S. Homebuilder	2.49
Consumer Products	0.00
Other Assets less Liabilities	5.62

Total	100.00%

Country Concentration	% of Net Assets
United States	37.71%
Canada	17.48
Germany	12.45
Cayman Islands	7.34
Ireland	4.80
Italy	4.66
Netherlands	3.17
Luxembourg	2.80
Chile	1.31
Singapore	1.16
Denmark	1.13
Norway	0.37

Total	94.38%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2020 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds - 1.07%
	Oil & Gas Production & Services - 1.07%
1,656,549	Tidewater, Inc., 8.000%, due 8/1/22	$1,447,020

	Total Corporate Bonds (Cost $1,455,624)	1,447,020

Shares

Common Stocks - 92.12%
	Auto Parts & Services - 12.46%
252,060	Cooper Tire & Rubber Co.	7,828,983
43,600	Dorman Products, Inc. (a)	3,564,300
75,806	Visteon Corp. (a)	5,504,274

		16,897,557

	Bank & Thrifts - 19.20%
268,982	Carter Bank & Trust	1,896,323
42,331	Cullen/Frost Bankers, Inc.	3,050,372
137,000	Prosperity Bancshares, Inc.	7,611,720
149,269	Southside Bancshares, Inc.	4,134,751
82,776	UMB Financial Corp.	4,122,245
156,736	Washington Trust Bancorp, Inc.	5,225,578

		26,040,989

	Conglomerates - 3.82%
1,916	Seaboard Corp.	5,179,427

	Consulting & Information Technology Services - 4.16%
83,391	ICF International, Inc.	5,638,066

	Consumer Discretionary - 1.71%
122,715	Liberty Media Corp.-Liberty Braves, Class A (a)	2,320,541

	Consumer Staples - 4.44%
136,928	Cal-Maine Foods, Inc. (a)	6,017,301

	Financials - 3.24%
3,003,593	Westaim Corp. (The) (Canada) (a)	4,395,119

	Home Building - 3.53%
286,376	TRI Pointe Group, Inc. (a)	4,788,207

	Industrial Equipment - 3.55%
46,706	Alamo Group, Inc.	4,815,856

	Industrial Services - 18.12%
75,009	Argan, Inc.	3,217,886

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
64,808	Comfort Systems USA, Inc.	$3,221,606
45,788	EMCOR Group, Inc.	3,136,478
333,182	MYR Group, Inc. (a)	12,217,784
14,863	UniFirst Corp.	2,771,652

		24,565,406

	Metals Manufacturing - 2.65%
58,069	Kaiser Aluminum Corp.	3,597,375

	Oil & Gas Production & Services - 3.25%
709,287	Tidewater, Inc. (a)	4,411,765

	Real Estate - 3.79%
131,308	FRP Holdings, Inc. (a)	5,136,769

	Telecommunications - 3.07%
72,242	ATN International, Inc.	4,163,306

	U.S. Real Estate Operating Companies - 5.13%
140,451	Alico, Inc.	4,238,811
565,365	Five Point Holdings, LLC, Class A (a)	2,713,752

		6,952,563

	Total Common Stocks (Cost $115,197,283)	124,920,247

Closed-End Fund - 2.37%
	Financials - 2.37%
111,210	Central Securities Corp.	3,216,393

	Total Closed-End Fund (Cost $3,007,113)	3,216,393

	Total Investment Portfolio - 95.56% (Cost $119,660,020)	129,583,660
	Other Assets less Liabilities - 4.44%	6,022,953

	NET ASSETS - 100.00%	$135,606,613

	Investor Class:
	Net assets applicable to 152,000 shares outstanding	$2,177,387

	Net asset value, offering and redemption price per share	$14.32

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Institutional Class:
Net assets applicable to 9,085,682 shares outstanding	$133,114,075

Net asset value, offering and redemption price per share	$14.65

Z Class:
Net assets applicable to 21,457 shares outstanding	$315,151

Net asset value, offering and redemption price per share	$14.69

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Industry	% of Net Assets
Bank & Thrifts	19.20%
Industrial Services	18.12
Auto Parts & Services	12.46
Financials	5.61
U.S. Real Estate Operating Companies	5.13
Consumer Staples	4.44
Oil & Gas Production & Services	4.32
Consulting & Information Technology Services	4.16
Conglomerates	3.82
Real Estate	3.79
Industrial Equipment	3.55
Home Building	3.53
Telecommunications	3.07
Metals Manufacturing	2.65
Consumer Discretionary	1.71
Other Assets less Liabilities	4.44

Total	100.00%

Country Concentration	% of Net Assets
United States	92.32%
Canada	3.24

Total	95.56%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2020 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds - 0.66%
		Non-U.S. Real Estate Investment Trusts - 0.66%
15,300,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$3,604,995

		Total Corporate Bonds (Cost $14,848,348)	3,604,995

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
38,423	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/20 (Luxembourg)(a)(b)(c)(d)	—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 94.45%
		Consulting/Management - 2.93%
168,900		CBRE Group, Inc., Class A (e)	7,399,509
261,893		Fidelity National Financial, Inc.	8,474,857

			15,874,366

		Forest Products & Paper - 8.87%
863,020		Rayonier, Inc., REIT	23,974,695
868,802		Weyerhaeuser Co., REIT	24,161,384

			48,136,079

		Industrial Services - 2.77%
47,370		AMERCO	15,050,870

		Non-U.S. Homebuilder - 5.06%
473,532		Berkeley Group Holdings PLC (United Kingdom)	27,474,801

		Non-U.S. Real Estate Consulting/Management - 1.37%
758,949		Savills PLC (United Kingdom)	7,448,133

		Non-U.S. Real Estate Investment Trusts - 10.25%
647,292		Big Yellow Group PLC (United Kingdom)	8,630,358
554,154		Derwent London PLC (United Kingdom)	20,848,752
2,065,821		Segro PLC (United Kingdom)	26,162,130

			55,641,240

		Non-U.S. Real Estate Operating Companies - 24.83%
1,078,135		Brookfield Asset Management, Inc., Class A (Canada)	34,856,105
4,753,923		CK Asset Holdings, Ltd. (Cayman Islands)	26,396,972

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
2,304,098	Grainger PLC (United Kingdom)	$8,737,790
5,333,810	Henderson Land Development Co., Ltd. (Hong Kong)	19,961,968
313,748	PATRIZIA AG (Germany)	8,600,379
3,832,626	St. Modwen Properties PLC (United Kingdom)	15,474,966
6,210,776	Wharf Holdings Ltd. (The) (Hong Kong)	10,551,629
2,885,776	Wharf Real Estate Investment Co., Ltd. (Hong Kong)	10,206,576

		134,786,385

	Retail-Building Products - 3.65%
133,149	Lowe’s Cos., Inc.	19,827,218

	U.S. Homebuilder - 7.36%
271,278	Lennar Corp., Class A	19,626,963
377,125	Lennar Corp., Class B	20,315,724

		39,942,687

	U.S. Real Estate Investment Trusts - 21.02%
317,552	American Homes 4 Rent, Class A	9,209,008
75,546	Essex Property Trust, Inc.	16,676,024
213,497	First Industrial Realty Trust, Inc.	9,376,788
847,476	JBG SMITH Properties	24,585,279
286,955	Prologis, Inc.	30,250,796
28,668	Public Storage	5,730,160
44,000	Seritage Growth Properties, Class A (e)	409,640
516,632	Vornado Realty Trust	17,834,137

		114,071,832

	U.S. Real Estate Operating Companies - 6.34%
5,754,031	Five Point Holdings, LLC, Class A (e)(f)	27,619,349
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	6,778,059
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		34,397,408

	Total Common Stocks (Cost $463,676,691)	512,651,019

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Security†	Value (Note 1)

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $247,940)	$9

Total Investment Before Written Options - 95.11% (Cost $478,822,435)	516,256,023

Written Options - (0.14)%
Total Written Options (see below for details) (Premiums Received $(147,200))	(760,795)

Total Investment Portfolio - 94.97% (Cost $478,675,235)	515,495,228
Other Assets less Liabilities - 5.03%	27,284,727

NET ASSETS - 100.00%	$542,779,955

Investor Class:
Net assets applicable to 2,811,680 shares outstanding	$57,562,779

Net asset value, offering and redemption price per share	$20.47

Institutional Class:
Net assets applicable to 21,951,176 shares outstanding	$451,763,315

Net asset value, offering and redemption price per share	$20.58

Z Class:
Net assets applicable to 1,627,578 shares outstanding	$33,453,861

Net asset value, offering and redemption price per share	$20.55

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2020.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.33
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
At July 31, 2020, the restricted securities had a total market value of $6,778,059 or 1.25% of net assets.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

EUR: Euro.

GBP: British Pound.

REIT: Real Estate Investment Trust.

Summary of Investments by Industry	% of Net Assets
Non-U.S. Real Estate Operating Companies	24.83%
U.S. Real Estate Investment Trusts	21.02
Non-U.S. Real Estate Investment Trusts	10.91
Forest Products & Paper	8.87
U.S. Homebuilder	7.36
U.S. Real Estate Operating Companies	6.34
Non-U.S. Homebuilder	5.06
Retail-Building Products	3.65
Consulting/Management	2.93
Industrial Services	2.77
Non-U.S. Real Estate Consulting/Management	1.37
Purchased Options	0.00 *
Written Options	(0.14)
Other Assets less Liabilities	5.03

Total	100.00%

*	Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	52.79%
United Kingdom	21.15
Hong Kong	7.50
Canada	6.42
Cayman Islands	4.86
Germany	1.59
Jersey	0.66
Luxembourg	0.00 *

Total	94.97%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Put	JPMorgan Chase Bank, N.A.	92,000,000	$92,000,000	1.1125 USD	09/14/20	$9
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	92,000,000	92,000,000	8.1530 HKD	08/06/20	—

Total Purchased Options (Cost $247,940)						$9

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2020 (Unaudited)

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

GBP versus USD, Call	JPMorgan Chase Bank, N.A.	(92,000,000)	$(92,000,000)	1.3200 USD	09/14/20	$(760,795)

(Premiums received $(147,200))

GBP: British Pound.

USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Notes to Portfolios of Investments

July 31, 2020 (Unaudited)

Security valuation:

Each Fund’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At July 31, 2020, such securities for Third Avenue Value Fund and Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2020 (Unaudited)

circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

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July 31, 2020 (Unaudited)

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2020:

Third Avenue Value Fund

Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$31,291,300	$—	$31,291,300	$—
Banks	51,261,446	11,228,272	40,033,174	—
Building Products	48,424,316	29,157,982	19,266,334	—
Diversified Holding Companies	24,201,673	5,434,771	18,766,902	—
Engineering & Construction	13,087,802	—	13,087,802	—
Forest Products & Paper	42,547,528	42,547,528	—	—
Insurance	14,110,296	14,110,296	—	—
Metals & Mining	62,701,272	62,701,272	—	—
Non-U.S. Real Estate Operating Companies	11,597,137	—	11,597,137	—
Oil & Gas Production & Services	28,679,420	10,929,100	17,750,320	—

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Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Transportation Infrastructure	$26,824,993	$22,049,718	$4,775,275	$—
U.S. Homebuilder	10,289,116	10,289,116	—	—
U.S. Real Estate Investment Trusts	11,626,173	11,626,173	—	—
U.S. Real Estate Operating Companies	11,450,626	11,450,626	—	—

Total Common Stocks	388,093,098	231,524,854	156,568,244	—

Corporate Bonds:
Oil & Gas Production & Services	2,097,235	—	2,097,235	—

Total Corporate Bonds	2,097,235	—	2,097,235	—

Preferred Stocks:
Consumer Products	—	—	—	—	*

Total Preferred Stocks	—	—	—	—

Total Value of Investments	$390,190,333	$231,524,854	$158,665,479	$—

* Investment fair valued at $0

Third Avenue Small-Cap Value Fund

Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$16,897,557	$16,897,557	$—	$—
Bank & Thrifts	26,040,989	26,040,989	—	—
Conglomerates	5,179,427	5,179,427	—	—
Consulting & Information Technology Services	5,638,066	5,638,066	—	—
Consumer Discretionary	2,320,541	2,320,541	—	—
Consumer Staples	6,017,301	6,017,301	—	—
Financials	4,395,119	4,395,119	—	—
Home Building	4,788,207	4,788,207	—	—
Industrial Equipment	4,815,856	4,815,856	—	—
Industrial Services	24,565,406	24,565,406	—	—
Metals Manufacturing	3,597,375	3,597,375	—	—

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July 31, 2020 (Unaudited)

Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Oil & Gas Production & Services	$4,411,765	$4,411,765	$—	$—
Real Estate	5,136,769	5,136,769	—	—
Telecommunications	4,163,306	4,163,306	—	—
U.S. Real Estate Operating Companies	6,952,563	6,952,563	—	—

Total Common Stocks	124,920,247	124,920,247	—	—

Corporate Bonds:
Oil & Gas Production & Services	1,447,020	—	1,447,020	—

Total Corporate Bonds	1,447,020	—	1,447,020	—

Closed-End Fund:
Financials	3,216,393	3,216,393	—	—

Total Closed-End Fund	3,216,393	3,216,393	—	—

Total Value of Investments	$129,583,660	$128,136,640	$1,447,020	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$15,874,366	$15,874,366	$—	$—
Forest Products & Paper	48,136,079	48,136,079	—	—
Industrial Services	15,050,870	15,050,870	—	—
Non-U.S. Homebuilder	27,474,801	—	27,474,801	—
Non-U.S. Real Estate
Consulting/Management	7,448,133	—	7,448,133	—
Non-U.S. Real Estate Investment Trusts	55,641,240	—	55,641,240	—
Non-U.S. Real Estate Operating Companies	134,786,385	34,856,105	99,930,280	—
Retail-Building Products	19,827,218	19,827,218	—	—
U.S. Homebuilder	39,942,687	39,942,687	—	—
U.S. Real Estate Investment Trusts	114,071,832	114,071,832	—	—
U.S. Real Estate Operating Companies	34,397,408	34,397,408	—	—	*

Total Common Stocks	512,651,019	322,156,565	190,494,454	—

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Notes to Portfolios of Investments (continued)

July 31, 2020 (Unaudited)

Assets	Total Value at 7/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Bonds:
Non-U.S. Real Estate Investment Trusts	$3,604,995	$—	$3,604,995	$—

Total Corporate Bonds	3,604,995	—	3,604,995	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	9	—	9	—

Total Purchased Options	9	—	9	—

Written Options:	(760,795)	—	(760,795)	—

Total Written Options	(760,795)	—	(760,795)	—

Total Value of Investments	$515,495,228	$322,156,565	$193,338,663	$—

* Investment fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

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Notes to Portfolios of Investments (continued)

July 31, 2020 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

Third Avenue Value Fund	Fair Value at 7/31/20
Other (a)	$	-*
Third Avenue Real Estate Value Fund	Fair Value at 7/31/20
Other (a)	$	-*

a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.